Trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 30.0	$ 27.1
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable balances	$ 83.8	$ 120.2